Mining concessions, development costs, right-of-use asset, property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 1,650,361	$ 1,754,372
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,537,870	1,650,361	$ 1,754,372
Final balances	1,537,870	1,650,361	1,754,372
Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,771,978	3,781,326
Additions	93,282	109,325
Disposals	(13,033)	(14,270)
Sales	(1,183)	(104,403)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	3,851,044	3,771,978	3,781,326
Final balances	3,851,044	3,771,978	3,781,326
Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,095,342	1,998,596
Additions	178,294	199,586
Disposals	(583)	(1,595)
Sales	(1,064)	101,245
Reclassifications and transfers	14,766
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	2,286,755	2,095,342	1,998,596
Final balances	2,286,755	2,095,342	1,998,596
Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	26,275	28,358
Additions	19,874
Disposals	(4,964)	(2,083)
Reclassifications and transfers	(14,766)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	26,419	26,275	28,358
Final balances	26,419	26,275	28,358
Land | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	17,650	17,517
Additions		133
Reclassifications and transfers	53
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	17,703	17,650	17,517
Final balances	17,703	17,650	17,517
Mining concessions [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	151,873	151,873
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	151,873	151,873	151,873
Final balances	151,873	151,873	151,873
Mining concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	40,270	40,259
Additions	7	11
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	40,277	40,270	40,259
Final balances	40,277	40,270	40,259
Development costs [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	813,232	788,044
Additions	31,749	33,233
Sales		(8,657)
Reclassifications and transfers		612
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	844,981	813,232	788,044
Final balances	844,981	813,232	788,044
Development costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	340,999	328,517
Additions	20,582	21,139
Sales		(8,657)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	361,581	340,999	328,517
Final balances	361,581	340,999	328,517
Buildings and other constructions | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,343,060	1,359,841
Additions	31	99
Disposals	(11)	(132)
Sales		(45,624)
Reclassifications and transfers	7,315	28,876
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,350,395	1,343,060	1,359,841
Final balances	1,350,395	1,343,060	1,359,841
Buildings and other constructions | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	698,324	667,319
Additions	66,445	74,719
Disposals	(3)	(53)
Sales		(44,096)
Reclassifications and transfers	928	435
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	765,694	698,324	667,319
Final balances	765,694	698,324	667,319
Machinery and equipment | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	883,192	912,704
Additions	5	4
Disposals	(393)	(419)
Sales	(249)	(42,319)
Reclassifications and transfers	19,842	13,222
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	902,397	883,192	912,704
Final balances	902,397	883,192	912,704
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	686,466	667,937
Additions	56,384	60,034
Disposals	(340)	(265)
Sales	(170)	40,805
Reclassifications and transfers		(435)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	742,340	686,466	667,937
Final balances	742,340	686,466	667,937
Transportation units [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	8,409	8,892
Additions	70
Disposals	(152)
Sales	(934)	(577)
Reclassifications and transfers	269	94
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	7,662	8,409	8,892
Final balances	7,662	8,409	8,892
Transportation units [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	7,083	7,026
Additions	604	607
Disposals	(143)
Sales	(894)	550
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	6,650	7,083	7,026
Final balances	6,650	7,083	7,026
Fixtures and fittings [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	11,737	12,010
Additions	33	3
Disposals	(98)	(74)
Sales		(408)
Reclassifications and transfers	98	206
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	11,770	11,737	12,010
Final balances	11,770	11,737	12,010
Fixtures and fittings [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	9,824	9,604
Additions	601	614
Disposals	(97)	(46)
Sales		348
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	10,328	9,824	9,604
Final balances	10,328	9,824	9,604
Units in transit [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,381	3,754
Disposals	(506)	(373)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	2,875	3,381	3,754
Final balances	2,875	3,381	3,754
Work in Progress [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	34,934	50,365
Additions	40,768	27,322
Disposals	(1,838)	(325)
Sales		(30)
Reclassifications and transfers	(27,577)	(42,398)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	46,287	34,934	50,365
Final balances	46,287	34,934	50,365
Stripping activity asset [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	152,597	154,090
Additions	17,653	10,752
Disposals	(6,763)	(11,633)
Reclassifications and transfers		(612)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	163,487	152,597	154,090
Final balances	163,487	152,597	154,090
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	111,455	88,923
Additions	14,039	22,532
Reclassifications and transfers	6,665
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	132,159	111,455	88,923
Final balances	132,159	111,455	88,923
Right-of-use assets [member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	16,259	11,352
Additions	2,973	6,221
Disposals		(1,314)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	19,232	16,259	11,352
Final balances	19,232	16,259	11,352
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	9,081	5,167
Additions	4,813	5,145
Disposals		(1,231)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	13,894	9,081	5,167
Final balances	13,894	9,081	5,167
Mine closure costs [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	335,654	310,884
Additions		31,558
Disposals	(3,272)
Sales		(6,788)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	332,382	335,654	310,884
Final balances	332,382	335,654	310,884
Mine closure costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	191,840	183,844
Additions	14,819	14,785
Sales		(6,789)
Reclassifications and transfers	7,173
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	213,832	191,840	183,844
Final balances	213,832	191,840	183,844
Mine closure costs [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	13,207	15,290
Disposals	(3,828)	(2,083)
Reclassifications and transfers	(7,173)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	2,206	13,207	15,290
Final balances	2,206	13,207	15,290
Mine Development Cost [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	10,153	10,153
Reclassifications and transfers	(6,665)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	3,488	10,153	10,153
Final balances	3,488	10,153	10,153
Mining Concessions And Development Costs [Member] | Accumulated impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,915	2,915
Additions	19,874
Disposals	(1,136)
Reclassifications and transfers	(928)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	20,725	2,915	2,915
Final balances	20,725	2,915	2,915
Sociedad Minera Cerro Verde S.A.A. [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 5,371,534	5,495,976	5,690,851
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		5,371,534	5,495,976	$ 5,690,851
Final balances		$ 5,371,534	5,495,976	5,690,851
Capitalized interest rate	2.88%	3.23%
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 9,366,048	$ 9,026,755	8,753,310
Additions		376,890	294,846
Disposals		(19,131)	(15,146)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		9,366,048	9,026,755	8,753,310
Final balances		9,366,048	9,026,755	8,753,310
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,994,514	3,530,779	3,062,459
Additions		482,688	483,285
Disposals		(18,953)	(14,965)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		3,994,514	3,530,779	3,062,459
Final balances		3,994,514	3,530,779	3,062,459
Sociedad Minera Cerro Verde S.A.A. [Member] | Land | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	30,382	24,905	24,905
Additions		0	0
Disposals		0	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		30,382	24,905	24,905
Final balances		30,382	24,905	24,905
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,098,359	4,985,749	4,854,613
Additions		0	0
Disposals		(14,967)	(12,814)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		5,098,359	4,985,749	4,854,613
Final balances		5,098,359	4,985,749	4,854,613
Sociedad Minera Cerro Verde S.A.A. [Member] | Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,569,972	2,305,568
Additions		279,531	277,384	2,040,819
Disposals		(14,891)	(12,635)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		2,569,972	2,305,568
Final balances		2,569,972	2,305,568
Sociedad Minera Cerro Verde S.A.A. [Member] | Transportation units [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	33,382	30,098	26,365
Additions		0	0
Disposals		(1,132)	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		33,382	30,098	26,365
Final balances		33,382	30,098	26,365
Sociedad Minera Cerro Verde S.A.A. [Member] | Transportation units [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	18,627	17,698	15,872
Additions		1,969	1,826
Disposals		(1,040)	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		18,627	17,698	15,872
Final balances		18,627	17,698	15,872
Sociedad Minera Cerro Verde S.A.A. [Member] | Fixtures and fittings [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	572	949	949
Additions		0	0
Disposals		(377)	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		572	949	949
Final balances		572	949	949
Sociedad Minera Cerro Verde S.A.A. [Member] | Fixtures and fittings [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	551	904	881
Additions		23	23
Disposals		(376)	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		551	904	881
Final balances		551	904	881
Sociedad Minera Cerro Verde S.A.A. [Member] | Work in Progress [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	126,527	118,430	158,068
Additions		158,599	161,059
Disposals		0	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		126,527	118,430	158,068
Final balances		126,527	118,430	158,068
Sociedad Minera Cerro Verde S.A.A. [Member] | Trailing Dam Projects
Mining concessions, development costs, property, plant and equipment, net
Additions	30,100
Additions for capitalization of interest	400	400
Sociedad Minera Cerro Verde S.A.A. [Member] | Mine heavy equipment
Mining concessions, development costs, property, plant and equipment, net
Opening balance	17,600
Additions	28,900
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		17,600
Final balances		17,600
Sociedad Minera Cerro Verde S.A.A. [Member] | Mine Maintenance Truck Shop [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	13,400
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		13,400
Final balances		13,400
Additions for capitalization of interest	1,000	1,400
Sociedad Minera Cerro Verde S.A.A. [Member] | Haul Trucks [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	24,600
Additions	3,200
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		24,600
Final balances		24,600
Sociedad Minera Cerro Verde S.A.A. [Member] | Operating Processes [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	14,800
Additions	2,500
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		14,800
Final balances		14,800
Sociedad Minera Cerro Verde S.A.A. [Member] | Stators For Ball Mills [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	7,000
Additions	18,700
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		7,000
Final balances		7,000
Additions for capitalization of interest	200	200
Sociedad Minera Cerro Verde S.A.A. [Member] | Shovels [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	37,900
Additions	9,200
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		37,900
Final balances		37,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Belt Replacement Projects [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	7,900
Sociedad Minera Cerro Verde S.A.A. [Member] | Mine Support Equipment [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	17,300
Sociedad Minera Cerro Verde S.A.A. [Member] | Tailing Drain Expansion [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	10,400
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		10,400
Final balances		10,400
Sociedad Minera Cerro Verde S.A.A. [Member] | Primary Crusher [Member]
Mining concessions, development costs, property, plant and equipment, net
Additions	4,300
Sociedad Minera Cerro Verde S.A.A. [Member] | Rollers [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	11,000
Additions	9,000
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		11,000
Final balances		11,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Other projects
Mining concessions, development costs, property, plant and equipment, net
Additions for capitalization of interest	300	500
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,159,829	945,637	852,747
Additions		214,192	92,890
Disposals		0	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		1,159,829	945,637	852,747
Final balances		1,159,829	945,637	852,747
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	791,571	678,041	553,732
Additions		113,530	124,309
Disposals		0	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		791,571	678,041	553,732
Final balances		791,571	678,041	553,732
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	98,900	96,451	95,441
Additions		4,099	3,328
Disposals		(1,650)	(2,318)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		98,900	96,451	95,441
Final balances		98,900	96,451	95,441
Sociedad Minera Cerro Verde S.A.A. [Member] | Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	30,408	19,589	10,585
Additions		12,459	11,320
Disposals		(1,640)	(2,316)
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		30,408	19,589	10,585
Final balances		30,408	19,589	10,585
Sociedad Minera Cerro Verde S.A.A. [Member] | Other property, plant and equipment [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	35,395	30,965	25,100
Additions		0	0
Disposals		(92)	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		35,395	30,965	25,100
Final balances		35,395	30,965	25,100
Sociedad Minera Cerro Verde S.A.A. [Member] | Other property, plant and equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 24,090	21,240	19,745
Additions		2,942	1,495
Disposals		(92)	0
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net		24,090	21,240	19,745
Final balances		$ 24,090	$ 21,240	$ 19,745